[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]
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                                                  202.383.0100 fax 202.637.3593
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                                                         ATLANTA AUSTIN HOUSTON
                                                         NEW YORK WASHINGTON DC

Patrice M. Pitts
DIRECT LINE: 202.383.0548
E-mail: patrice.pitts@sutherland.com
        ____________________________

April 18, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Pre-Effective Amendment No. 1
    First MetLife Investors Insurance Company
    First MetLife Investors Variable Annuity Account One
    File Nos. 333-178515/811-08306
    (Class O)

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933, as amended (the "Securities Act"), Pre-Effective Amendment No. 1 (the "Amendment") to the Account's registration statement on Form N-4 for the purpose of registering a flexible premium deferred variable annuity contract under the Securities Act. All financial statements and exhibits required to be filed are included herein.

The Amendment reflects the Company's responses to the comments received from the staff of the Securities and Exchange Commission ("SEC staff") on the initial registration statement. This filing has been marked to show changes to the initial registration statement.

Pursuant to Rule 461 under the Securities Act, the Company and the principal underwriter have submitted requests for acceleration of effectiveness of the Amendment to April 30, 2012. The Company very much appreciates any assistance the SEC staff can provide in meeting such requests.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0548.

Sincerely,

/s/ Patrice M. Pitts
____________________
Patrice M. Pitts

Attachment
cc: Frederick R. Bellamy, Esq.
    Michele H. Abate, Esq.
    John M. Richards, Esq.